Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	45,350,000	45,350,000
Common stock, shares issued	9,068,899	9,044,733
Common stock, shares outstanding	9,068,899	9,044,733
Class A Common Stock
Common stock, shares outstanding	5,563,297
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001
Convertible preferred stock Series Seed
Preferred stock, shares authorized	5,155,703	5,155,703
Preferred stock, shares issued	5,155,703	5,155,703
Preferred stock, shares outstanding	5,155,703	5,155,703
Series Seed, Aggregate liquidation preference	4,154,981
Series A Convertible preferred stock
Preferred stock, shares authorized	24,614,402	24,614,402
Preferred stock, shares issued	22,764,764	22,764,764
Preferred stock, shares outstanding	22,764,764	22,764,764
Series Seed, Aggregate liquidation preference	39,999,967
Phoenix Biotech Acquisition Corp
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares	764,957	1,288,298
Common stock subject to possible redemption value, price per share (in Dollars per share)	$ 11.03	$ 10.26
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Phoenix Biotech Acquisition Corp | Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	5,481,250	885,000
Common stock, shares outstanding	5,481,250	885,000
Phoenix Biotech Acquisition Corp | Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	0	4,596,250
Common stock, shares outstanding	0	4,596,250